Fixed Assets	12 Months Ended
Jun. 30, 2023
Fixed Assets [Abstract]
Fixed Assets

Note 7. Fixed Assets

	Chymosin osmosis equipment	Vehicles	Furniture	Storage	Computer equipment	Machinery	Total Fixed Assets
As of December 31, 2020
Cost	—	—	—	—	—	—	—
Accumulated Depreciation	—	—	—	—	—	—	—
Net book amount	$—	—	—	—	—	—	$—

Year ended June 30, 2021
Opening net book amount	—	—	—	—	—	—	—
Additions	10,617	—	—	—	—	—	10,617
Closing net book amount	$10,617	—	—	—	—	—	$10,617

As of June 30, 2021
Cost	10,617	—	—	—	—	—	10,617
Accumulated Depreciation	—	—	—	—	—	—	—
Net book amount	$10,617	—	—	—	—	—	$10,617

Year ended June 30, 2022
Opening net book amount	$10,617	—	—	—	—	—	$10,617
Depreciation(i)	(1,699)	—	—	—	—	—	(1,699)
Closing net book amount	8,918	—	—	—	—	—	8,918

As of June 30, 2022
Cost	10,617	—	—	—	—	—	10,617
Accumulated Depreciation	(1,699)	—	—	—	—	—	(1,699)
Net book amount	$8,918	—	—	—	—	—	$8,918

Year ended June 30, 2023
Opening net book amount	8,918	—	—	—	—	—	8,918
Acquisitions through business combinations, net	—	25,464	5,154	49,281	2,633	1,055,494	1,138,026
Effect of changes in foreign exchange rates	—	176	35	340	(9)	7,277	7,819
Additions	—	—	—	9,143	5,681	—	14,824
Depreciation(i)	(1,699)	(1,603)	(106)	(1,160)	(699)	(22,238)	(27,505)
Closing net book amount	$7,219	24,037	5,083	57,604	7,606	1,040,533	$1,142,082

As of June 30, 2023
Cost	10,617	25,640	5,189	58,764	8,305	1,062,771	1,171,286
Accumulated Depreciation	(3,398)	(1,603)	(106)	(1,160)	(699)	(22,238)	(29,204)
Net book amount	$7,219	24,037	5,083	57,604	7,606	1,040,533	$1,142,082

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(i)      The depreciation charge is included in Administrative expenses and Cost of sales (see notes 24 and 26).